Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
COMMON STOCKS — 96.5%

AUSTRALIA — 1.6%
BHP Group Ltd.	137,305	$3,970,030
Cochlear Ltd.	11,143	2,450,693
		6,420,723
BELGIUM — 1.6%
Anheuser-Busch InBev SA/NV	106,374	6,475,412

BRAZIL — 4.0%
B3 SA — Brasil Bolsa Balcao	1,416,400	3,388,922
MercadoLibre, Inc. *	6,390	9,661,424
Raia Drogasil SA	655,236	3,590,120
		16,640,466
CHINA — 3.6%
Alibaba Group Holding Ltd.	337,688	3,053,656
Contemporary Amperex Technology Co., Ltd., Class A	95,304	2,491,734
Ping An Insurance Group Co. of China Ltd., Class H	590,000	2,504,952
Prosus NV *	218,384	6,835,506
		14,885,848
DENMARK — 0.9%
DSV A/S	23,807	3,869,939

FRANCE — 5.6%
Air Liquide SA	30,810	6,409,981
Kering	7,085	2,806,251
LVMH Moet Hennessy Louis Vuitton SE	8,636	7,770,645
Remy Cointreau SA	40,584	4,097,957
SOITEC *	18,280	1,887,686
		22,972,520
GERMANY — 1.3%
Nemetschek SE	53,884	5,333,600

HONG KONG — 4.4%
AIA Group Ltd.	1,099,200	7,393,850
Hong Kong Exchanges & Clearing Ltd.	112,200	3,269,314
Techtronic Industries Co., Ltd.	564,000	7,663,556
		18,326,720
INDIA — 1.3%
HDFC Bank Ltd.	161,200	2,810,945
Jio Financial Services Ltd. *	68,242	290,123
Reliance Industries Ltd.	59,944	2,143,489
		5,244,557
ITALY — 1.1%
Ryanair Holdings PLC ADR	30,107	4,383,278

JAPAN — 17.9%
Cosmos Pharmaceutical Corp.	42,200	4,001,720
Keyence Corp.	13,100	6,081,818
LY Corp.	903,600	2,288,784
Murata Manufacturing Co., Ltd.	291,600	5,453,624
Nippon Paint Holdings Co., Ltd.	595,200	4,283,762
Olympus Corp.	442,200	6,366,935
Recruit Holdings Co., Ltd.	117,400	5,154,659

See previously submitted notes to the financial statements for the year ended December 31, 2023.

Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
Shimano, Inc.	32,500	$4,834,816
Shiseido Co., Ltd.	211,000	5,789,935
SMC Corp.	19,700	11,113,956
Sysmex Corp.	274,800	4,903,778
Tokyo Electron Ltd.	29,800	7,761,386
Unicharm Corp.	180,500	5,746,445
		73,781,618
MEXICO — 0.9%
Fomento Economico Mexicano SAB de CV ADR	29,753	3,875,923

NETHERLANDS — 9.3%
Adyen NV *	4,720	7,972,726
ASML Holding NV	16,923	16,406,203
EXOR NV	71,997	8,012,286
IMCD NV	34,112	6,004,056
		38,395,271
NEW ZEALAND — 1.3%
Xero Ltd. *	61,799	5,365,973

PORTUGAL — 1.8%
Jeronimo Martins SGPS SA	374,974	7,439,594

SINGAPORE — 2.8%
United Overseas Bank Ltd.	525,673	11,428,150

SWEDEN — 7.5%
Atlas Copco AB, A Shares	778,603	13,149,481
Atlas Copco AB, B Shares	117,911	1,741,540
Epiroc AB, B Shares	289,485	4,902,411
Investor AB, B Shares	436,493	10,953,498
		30,746,930
SWITZERLAND — 4.4%
Cie Financiere Richemont SA	58,136	8,850,648
Lonza Group AG	15,288	9,136,087
		17,986,735
TAIWAN — 3.8%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	114,648	15,597,860

UNITED KINGDOM — 15.2%
Ashtead Group PLC	86,405	6,154,560
Auto Trader Group PLC	1,187,131	10,483,452
Burberry Group PLC	153,496	2,347,929
Games Workshop Group PLC	51,171	6,484,382
Hargreaves Lansdown PLC	347,891	3,228,795
Intertek Group PLC	80,555	5,070,761
Rightmove PLC	948,430	6,573,823
Trainline PLC *	941,174	4,399,992
Unilever PLC	131,342	6,593,610
Weir Group PLC (The)	254,712	6,506,425
Wise PLC, Class A *	389,997	4,558,818
		62,402,547
UNITED STATES — 6.2%
Experian PLC	224,268	9,772,019
Mettler-Toledo International, Inc. *	5,837	7,770,740

See previously submitted notes to the financial statements for the year ended December 31, 2023.

Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
Spotify Technology SA *	29,092	$7,677,379
		25,220,138
Total Common Stocks
(cost $296,234,514)		396,793,802

PREFERRED STOCKS — 2.4%

GERMANY — 2.4%
Sartorius AG 0.39%	25,096	9,965,885

Total Preferred Stocks
(cost $3,343,682)		9,965,885

TOTAL INVESTMENTS — 98.9%
(cost $299,578,196)		$406,759,687
Other assets less liabilities — 1.1%		4,463,587
NET ASSETS — 100.0%		$411,223,274

*	Non-income producing security.

ADR	—	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the year ended December 31, 2023.

Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford EAFE Plus All Cap Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$66,830,020	$329,963,782	$—	$396,793,802
Preferred Stocks**	—	9,965,885	—	9,965,885
Total	$66,830,020	$339,929,667	$—	$406,759,687

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the year ended December 31, 2023.